CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income		$ 144,848	$ 185,742	$ 172,683
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		103,810	100,468	99,256
Recognition of foreign tax losses		0	0	(4,945)
Utilization of deferred tax asset		5,086	5,308	4,076
Movement in deferred tax liability		2,085	2,064	0
Amortization of deferred charges		5,969	8,412	6,308
Unrealized foreign exchange loss/(gains)		3,657	(532)	(493)
Unit options expense		238	23	0
Drydocking expenditure		(20,660)	(4,060)	(15,093)
Realized loss on bond repurchase		6,327	0	0
Interest element included in obligation under capital lease		534	(1,205)	279
Change in assets and liabilities, net of effects from purchase of subsidiaries:
Trade accounts receivable		2,189	1,126	(11,704)
Inventories		458	230	(642)
Other current assets and non-current assets		(2,240)	(5,305)	3,188
Amounts due to/(from) related parties		17,856	(17,512)	(18,071)
Trade accounts payable		1,417	(1,700)	902
Accrued expenses		9,889	(4,746)	(4,578)
Restricted cash		(5)	(129)	(7,686)
Other current liabilities		(10,455)	(6,952)	(11,250)
Net cash provided by operating activities		271,003	261,232	212,230
Investing activities
Additions to vessels and equipment		(426)	0	(3,667)
Acquisition of Golar Eskimo and Golar Igloo, net of cash acquired	[1]	0	0	(5,971)
Deposits made in connection with acquisitions from Golar		(70,000)	(107,247)	0
Short-term debt granted to related parties		0	0	(50,000)
Repayment of short-term debt granted to related parties		0	0	50,000
Restricted cash		0	0	10,372
Net cash (used in)/provided by investing activities		(70,426)	(107,247)	734
Financing activities
Proceeds from long-term debt		375,000	815,000	644,070
Repayments of long-term debt (including related parties)		(228,816)	(770,422)	(707,202)
Repurchase of high yield bonds and related swaps		(234,197)	0	0
Repayments of obligation under capital lease		(821)	(122)	0
Financing arrangement fees and other costs		(5,377)	(13,521)	(6,628)
Proceeds from issuances of equity, net of issue costs		255,040	0	0
Common units repurchased and canceled		0	(495)	(5,970)
Restricted cash		(12,102)	7,627	(31,248)
Cash distributions paid		(161,060)	(154,668)	(152,898)
Dividends paid to non-controlling interests		(7,000)	(12,360)	(11,400)
Net cash used in financing activities		(19,333)	(128,961)	(271,276)
Net increase/(decrease) in cash and cash equivalents		181,244	25,024	(58,312)
Cash and cash equivalents at beginning of year		65,710	40,686	98,998
Cash and cash equivalents at end of year		246,954	65,710	40,686
Cash paid during the year for:
Interest paid		62,670	58,005	52,814
Income taxes paid		$ 4,470	$ 5,278	5,124
Noncash or part noncash acquisition, debt assumed				$ 162,800

[1]	In addition to the cash consideration paid for the acquisition of the Golar Eskimo in 2015, there was non-cash consideration in relation to the assumption of bank debt of $162.8 million.